Schedule of Fair Value of Profit Interest Units (Details) - Boost Run Holdings LLC [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Weighted average expected term (years)	7 months 2 days	6 years
Weighted average expected volatility	80.80%	77.50%
Risk-free interest rate	3.80%	4.20%
Dividend yield	0.00%	0.00%
Weighted average Marketability Discount	14.40%	32.50%